Segment Information - Schedule of Segment Information (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenue	$ 436,386	$ 1,565,963	$ 1,575,150
Expenses	10,539,866	31,275,349	9,531,582
Loss	(10,103,480)	(29,709,386)	(7,950,359)
Oil and gas assets	1,125,000	17,975,830	30,287,809
Property and equipment	8,146	19,498	79,963
Oil and gas asset additions	243,409	1,623,574	785,014
Oil and gas dispositions and recoveries			(2,361,008)
Impairment of oil and gas assets	(16,380,166)	(12,848,677)	(1,162,545)
Property and equipment additions	12,033	3,054	7,401
Canada [Member]
Revenue			4,224
Expenses	921,009	13,027,198	4,359,960
Loss	(921,009)	(13,027,198)	(4,355,736)
Oil and gas assets	100,000	1,303,158	1,319,538
Property and equipment		8,333	65,077
Oil and gas asset additions			1,515
Oil and gas dispositions and recoveries			(384,267)
Impairment of oil and gas assets	971,043		55,612
Property and equipment additions		3,054
USA [Member]
Revenue	436,386	1,565,963	1,576,999
Expenses	9,618,857	18,248,151	5,171,622
Loss	(9,182,471)	(16,682,188)	(3,594,623)
Oil and gas assets	1,025,000	16,672,672	28,968,271
Property and equipment	8,146	11,165	14,886
Oil and gas asset additions	243,409	1,623,574	783,499
Oil and gas dispositions and recoveries			(1,976,741)
Impairment of oil and gas assets	15,409,123	12,848,677	1,106,933
Property and equipment additions	$ 12,033		$ 7,401